Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (873,317)	$ (713,622)	$ (4,101,303)	$ (4,242,860)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	13,940	11,420
Stock-based compensation	8,550	5,626	28,800	155,400
Other non-cash income and expenses	(553)
Investment loss			549
Loss on investment in equity securities	66,205	38,567	2,549,451
Deferred tax	(48,028)	(96,132)
Changes in assets and liabilities:
Decrease (increase) in accounts receivable	(116,334)	2,835
Decrease (increase) in prepaid expenses and deposits	29,237	(5,642)	(136)
Decrease (increase) in other receivable	39,005
Decrease (increase) in due from related parties	1,252	19,594	(40,000)
Decrease (increase) in inventory	797	584
Increase (decrease) in accounts payable	(37,353)
Increase (decrease) in accrued expenses and other current liabilities	305,214	137,288	491,989	132,827
Increase (decrease) in due to related parties	11,857	73,972	440,455	2,469,320
Net cash used in operating activities	(599,528)	(525,510)	(630,195)	(1,485,313)
Cash flows from investing activities
Long-term equity investment	(17,801)
Net cash used in investing activities	(17,801)
Cash flows from financing activities
Issuance of common stock for acquisition	531,147
Net proceeds from short-term bank loan	1,000,000
Net proceeds from short-term borrowing from third-parties		312,824
Capital contribution from related parties under common control				450,000
Proceeds from convertible notes			800,000
Borrowings from related parties	312,660	50,000	50,000	1,110,000
Repayment of borrowings from related parties	(460,000)	(13,087)	(257,000)
Repayment of bank loans	(10,016)
Net cash provided by financing activities	1,373,791	349,737	593,000	1,560,000
Effect of exchange rate changes on cash and cash equivalents	(1,809)	(40)
Net increase (decrease) in cash, cash equivalents, and restricted cash equivalents	754,653	(175,813)	(37,195)	74,687
Cash, cash equivalents, and restricted cash equivalents
Beginning	226,688	93,332	93,332	18,645
Ending	981,341	174,444	226,688	93,332
Cash paid during the year for:
Income tax	1,250	1,850	1,850	830
Interest expense	$ 26,592	$ 66,914	127,056	86,000
Non-cash financing and investing activities
Common shares issued for employees and consultants			80,000
Common shares issued for due to related parties				5,850,000
Capital contribution from related parties under common control				$ 2,550,000